Net Income (Loss) Per Share (Tables)	6 Months Ended
Sep. 30, 2025
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
The following table presents a reconciliation of basic and diluted earnings per share computations for the periods presented:

	Three Months Ended September 30,		Six Months Ended September 30,
(in millions, except per share amounts)	2025	2024	2025	2024
Numerator:
Income (loss) attributable to ordinary shareholders — basic and diluted
Net income (loss)	$238	$107	$368	$330
Denominator:
Weighted average ordinary shares used to calculate income (loss) per share — basic	1,060	1,049	1,059	1,047
Equity-classified share-based awards	9	14	8	14
Weighted average ordinary shares used to calculate income (loss) per share — diluted	1,069	1,063	1,067	1,061
Income (loss) per share attributable to ordinary shareholders — basic
Net income (loss) per ordinary share - basic	$0.22	$0.10	$0.35	$0.32
Income (loss) per share attributable to ordinary shareholders — diluted
Net income (loss) per ordinary share - diluted	$0.22	$0.10	$0.34	$0.31
Securities excluded from diluted net income (loss) per ordinary share because their effect would have been anti-dilutive:
Restricted share units	1	—	1	—
Performance share units (1)	—	1	—	1
Total	1	1	1	1
1)    Certain executive awards entitle participants to a fixed number of ordinary shares calculated based on the total fixed monetary amount divided by the offering price for the Company’s initial public offering (the “IPO”).